Note 12 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal income tax at statutory rates	21.00%	21.00%
Federal income tax rate reduction	0.00%	0.00%
Change in valuation allowance	(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%